Document and Entity Information	Mar. 04, 2025
Cover [Abstract]
Entity Registrant Name	Jazz Pharmaceuticals plc
Amendment Flag	true
Entity Central Index Key	0001232524
Document Type	8-K/A
Document Period End Date	Mar. 04, 2025
Entity Incorporation State Country Code	L2
Entity File Number	001-33500
Entity Tax Identification Number	98-1032470
Entity Address, Address Line One	Fifth Floor
Entity Address, Address Line Two	Waterloo Exchange
Entity Address, Address Line Three	Waterloo Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 E5W7
City Area Code	011-353-1
Local Phone Number	634-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	true
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	JAZZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Jazz Pharmaceuticals Public Limited Company (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amended Filing”) to its Form 8-K filed on March 5, 2025 (the “Original Filing”). The Original Filing included a version of the Agreement and Plan of Merger, dated as of March 4, 2025, by and among the Company, Pinetree Acquisition Sub, Inc. and Chimerix, Inc., which contained a typographical error. This Amended Filing is being filed solely to replace Exhibit 2.1 to reflect the ministerial correction. Except as described herein, this Amended Filing does not amend, update or change any other items or disclosures in the Original Filing.